Risk Management - Investment Categories for Variable Contracts with Guarantees (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	$ 101,649	$ 93,766
Equity funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	51,457	45,593
Balanced funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	37,381	35,801
Bond funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	9,017	8,906
Money market funds
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	1,712	1,559
Other debt investments
Disclosure of credit risk exposure [line items]
Investments for variable contracts with guarantees	$ 2,082	$ 1,907